Cash and Banks	12 Months Ended
Dec. 31, 2017
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Cash and Banks
22.	CASH AND BANKS

	12.31.2017	12.31.2016
In Pesos	69,772,041	43,161,288
In US Dollars	15,028,797	90,393,486
In Reales	60,615	12,978
In Guarani	102,925,439	100,013,593
In Euros	987,808	263,568

Total	188,774,700	233,844,913